Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Entity [Table]
Debt securities	$ 29,812	$ 21,192	$ 18,858
Loans to financial advisors	2,447	2,388	2,453
Fee- and commission-related receivables	1,965	1,937	1,966
Finance lease receivables	1,283	1,325	1,356
Settlement and clearing accounts	500	492	455
Accrued interest income	681	549	521
Other	863	885	627
Total other financial assets measured at amortized cost	$ 37,551	$ 28,766	$ 26,236